Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Profit before income taxes	¥ 1,070,190	¥ 914,053	¥ 789,918
Depreciation, amortization and impairment losses excluding equipment on operating leases	611,063	624,239	699,877
Share of profit of investments accounted for using the equity method	(202,512)	(272,734)	(164,203)
Finance income and finance costs, net	(56,352)	22,630	(47,892)
Interest income and interest costs from financial services, net	(155,872)	(137,178)	(130,636)
Changes in assets and liabilities
Trade receivables	(24,037)	(133,788)	132,702
Inventories	(208,895)	68,281	(59,931)
Trade payables	50,122	101,301	(141,159)
Accrued expenses	(68,811)	(40,927)	(4,529)
Provisions and retirement benefit liabilities	(156,079)	106,829	118
Receivables from financial services	509,741	(59,934)	103,614
Equipment on operating leases	171,600	(161,579)	(270,677)
Other assets and liabilities	28,981	(72,473)	(20,524)
Other, net	(19,782)	5,190	10,959
Dividends received	193,555	191,112	185,742
Interest received	237,724	236,729	288,821
Interest paid	(97,884)	(113,100)	(162,263)
Income taxes paid, net of refund	(203,130)	(206,272)	(230,522)
Net cash provided by operating activities	1,679,622	1,072,379	979,415
Cash flows from investing activities:
Payments for additions to property, plant and equipment	(268,143)	(318,410)	(370,195)
Payments for additions to and internally developed intangible assets	(181,083)	(232,727)	(231,063)
Proceeds from sales of property, plant and equipment and intangible assets	27,108	6,770	17,638
Payments for acquisitions of subsidiaries, net of cash and cash equivalents acquired		2,230	(3,047)
Payments for acquisitions of investments accounted for using the equity method		(110,747)	(14,584)
Proceeds from sales of investments accounted for using the equity method		12,570
Payments for acquisitions of other financial assets	(488,631)	(433,375)	(282,806)
Proceeds from sales and redemptions of other financial assets	534,693	276,808	265,980
Other, net			(1,404)
Net cash used in investing activities	(376,056)	(796,881)	(619,481)
Cash flows from financing activities:
Proceeds from short-term financing liabilities	7,487,724	9,115,347	9,037,608
Repayments of short-term financing liabilities	(7,960,144)	(9,294,859)	(9,039,601)
Proceeds from long-term financing liabilities	2,002,823	1,948,835	2,021,173
Repayments of long-term financing liabilities	(1,761,561)	(1,798,429)	(1,676,504)
Dividends paid to owners of the parent	(188,402)	(145,090)	(196,795)
Dividends paid to non-controlling interests	(53,813)	(41,755)	(54,280)
Purchases and sales of treasury stock, net	(62,180)	154	(96,113)
Repayments of lease liabilities	(80,165)	(67,628)	(78,659)
Other, net	0	(555)	(4,240)
Net cash provided by (used in) financing activities	(615,718)	(283,980)	(87,411)
Effect of exchange rate changes on cash and cash equivalents	229,063	94,149	(94,291)
Net change in cash and cash equivalents	916,911	85,667	178,232
Cash and cash equivalents at beginning of year	2,758,020	2,672,353	2,494,121
Cash and cash equivalents at end of year	¥ 3,674,931	¥ 2,758,020	¥ 2,672,353